UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 28, 2007
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    October 31, 2007

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $557,277,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     4424   445557 SH       SOLE                   445557
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    11029   556721 SH       SOLE                   556721
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    20842   746757 SH       SOLE                   746757
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     4052    63308 SH       SOLE                    63308
ALLTEL CORP                    COM              020039103    18402   264096 SH       SOLE                   264096
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2489       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    19262     4874 SH       SOLE                     4874
CHUBB CORP                     COM              171232101     4525    84364 SH       SOLE                    84364
CROWN HOLDINGS INC             COM              228368106     7210   316805 SH       SOLE                   316805
COMCAST CORP NEW               Cl A             20030N101     4234   175104 SH       SOLE                   175104
COMCAST CORP NEW               CL A SPL         20030N200     6543   273083 SH       SOLE                   273083
CNA FINL CORP                  COM              126117100    15318   389574 SH       SOLE                   389574
CRYSTAL RIV CAP INC            COM              229393301     1550    92180 SH       SOLE                    92180
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    18353  1813555 SH       SOLE                  1813555
DOBSON COMMUNICATIONS CORP     CL A             256069105    20086  1570434 SH       SOLE                  1570434
DU PONT E I DE NEMOURS & CO    COM              263534109    14605   294699 SH       SOLE                   294699
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    17732    72672 SH       SOLE                    72672
FRANKLIN UNVL TR               SH BEN INT       355145103     5435   793420 SH       SOLE                   793420
WESTERN ASSET VAR RT STRG FD   COM              957667108    11001   650562 SH       SOLE                   650562
GENERAL COMMUNICATION INC      CL A             369385109    16630  1369883 SH       SOLE                  1369883
GATEWAY INC                    COM              367626108      296   157365 SH       SOLE                   157365
HOOPER HOLMES INC              COM              439104100      983   416478 SH       SOLE                   416478
HUNTSMAN CORP                  COM              447011107      775    29250 SH       SOLE                    29250
HUNTSMAN CORP                  PFD MND CV 5%    447011206      449     9058 SH       SOLE                     9058
MORGAN STANLEY                 INSD CA MUN      61745P825     3851   274110 SH       SOLE                   274110
JOURNAL REGISTER CO            COM              481138105     9001  3750326 SH       SOLE                  3750326
LIBERTY GLOBAL INC             COM SER A        530555101      649    15815 SH       SOLE                    15815
LIBERTY GLOBAL INC             COM SER C        530555309    14890   385147 SH       SOLE                   385147
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    13420   107507 SH       SOLE                   107507
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     5117   266353 SH       SOLE                   266353
LOEWS CORP                     COM              540424108    15255   315513 SH       SOLE                   315513
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1322   284239 SH       SOLE                   284239
LYONDELL CHEMICAL CO           COM              552078107    14290   308298 SH       SOLE                   308298
MCCLATCHY CO                   CL A             579489105     9555   478243 SH       SOLE                   478243
MTR GAMING GROUP INC           COM              553769100     3520   369371 SH       SOLE                   369371
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    16156   912769 SH       SOLE                   912769
MERCK & CO INC                 COM              589331107     6268   121268 SH       SOLE                   121268
NASH FINCH CO                  COM              631158102     4496   112892 SH       SOLE                   112892
NORFOLK SOUTHERN CORP          COM              655844108     5331   102696 SH       SOLE                   102696
NEWS CORP                      CL A             65248E104     4160   189184 SH       SOLE                   189184
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     4753   349744 SH       SOLE                   349744
OWENS ILL INC                  COM NEW          690768403     6723   162185 SH       SOLE                   162185
OWENS ILL INC                  PFD CONV $.01    690768502     5048   112167 SH       SOLE                   112167
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     7577  1182124 SH       SOLE                  1182124
PARK OHIO HLDGS CORP           COM              700666100    15356   591765 SH       SOLE                   591765
Q E P INC                      COM              74727K102     4413   344246 SH       SOLE                   344246
RCN CORP                       COM NEW          749361200     9265   753252 SH       SOLE                   753252
SEA CONTAINERS LTD             CL A             811371707      121   482078 SH       SOLE                   482078
SK TELECOM LTD                 SPONSORED ADR    78440P108     5165   173902 SH       SOLE                   173902
SUREWEST COMMUNICATIONS        COM              868733106     2283    91266 SH       SOLE                    91266
SAFEWAY INC                    COM NEW          786514208    17615   532013 SH       SOLE                   532013
TRAVELERS COMPANIES INC        COM              89417E109    19188   381177 SH       SOLE                   381177
TESORO CORP                    COM              881609101     2944    63976 SH       SOLE                    63976
VALERO ENERGY CORP NEW         COM              91913Y100    10958   163107 SH       SOLE                   163107
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    16774   462107 SH       SOLE                   462107
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      535   284700 SH       SOLE                   284700
WINN DIXIE STORES INC          COM NEW          974280307     5108   272857 SH       SOLE                   272857
WILLIAMS COS INC DEL           COM              969457100     9811   288046 SH       SOLE                   288046
WESCO FINL CORP                COM              950817106     7265    18254 SH       SOLE                    18254
WHX CORP                       COM NEW          929248508      490    65379 SH       SOLE                    65379
GATEWAY INC                    NOTE 2.000%12/3  367626AD0     7580  7852000 SH       SOLE                  7852000
LSI CORPORATION                NOTE 4.000% 5/1  502161AJ1     8844  9032000 SH       SOLE                  9032000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     7160 14873000 SH       SOLE                 14873000
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    17707 17830000 SH       SOLE                 17830000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    11088 13276000 SH       SOLE                 13276000